INCOME TAXES - Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	$ 0.0
Deferred tax liabilities	(168.8)
Net deferred income tax liabilities	(168.8)	$ (180.6)
Statements of earnings	109.8	11.7
OCI	(2.2)	(0.1)
Other	0.0	0.2
Deferred tax assets	0.0	0.0
Deferred tax liabilities	(61.2)	(168.8)
Net deferred income tax liabilities	(61.2)	(168.8)
Non-capital losses
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	58.6	22.5
Statements of earnings	151.8	36.1
OCI	0.0	0.0
Other	0.0	0.0
Deferred tax assets	210.4	58.6
Asset retirement obligations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	1.2	0.0
Statements of earnings	0.5	1.2
OCI	0.0	0.0
Other	0.0	0.0
Deferred tax assets	1.7	1.2
Other deductible temporary differences
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	30.8	28.1
Statements of earnings	9.0	2.5
OCI	(2.6)	0.2
Other	0.0	0.0
Deferred tax assets	37.2	30.8
Plant and equipment
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(225.6)	(197.1)
Statements of earnings	(55.4)	(28.5)
OCI	0.0	0.0
Other	0.0	0.0
Deferred tax liabilities	(281.0)	(225.6)
Royalty interests
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(4.6)	(5.3)
Statements of earnings	4.2	0.7
OCI	0.0	0.0
Other	0.0	0.0
Deferred tax liabilities	(0.4)	(4.6)
Marketable securities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(0.2)	0.0
Statements of earnings	(0.2)	0.1
OCI	0.4	(0.3)
Other	0.0	0.0
Deferred tax liabilities	0.0	(0.2)
Inventory and reserves
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(18.5)	(26.4)
Statements of earnings	11.1	7.9
OCI	0.0	0.0
Other	0.0	0.0
Deferred tax liabilities	(7.4)	(18.5)
Other liabilities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(10.5)	(2.4)
Statements of earnings	(11.2)	(8.3)
OCI	0.0	0.0
Other	0.0	0.2
Deferred tax liabilities	$ (21.7)	$ (10.5)